Securities Act File No.  33-96334
Investment Company Act File No.  811-09088

Securities And Exchange Commission
Washington, DC 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940

Amendment No.  7

TEXAS CAPITAL VALUE FUNDS, INC
(Exact Name of Registrant as Specified in Charter)

2301 South Capital of Texas Highway
Building J-102
Austin, TX  78746
(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code:
(512)328-9321

Thomas Roberts
The Company Corporation, Inc.
17521 Shenandoah Court
Ashton, Maryland  20861

(Name and Address of Agent for Service)

____________________________________

It is proposed that this filing will become effective:

Immediately upon filing pursuant to paragraph (b)          |_|

On ____ pursuant to paragraph (b)                          |_|

60 Days after filing pursuant to paragraph (a)(1)          | |

On (date) pursuant to paragraph (a)(1)                     |_|

75 days after filing pursuant to paragraph (a)(2)          |_|

On January 31, 2000 pursuant to paragraph (a)(2) of rule 485 |X|

If appropriate, check the following box:

|X| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


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                            TEXAS CAPITAL VALUE FUNDS, INC.

                             CROSS REFERENCE SHEET

                                     PART A
                                     ------

FORM N-1A ITEM NO.                        SECTION IN PROSPECTUS

1. Front and Back Cover Pages..........   Same

2. Risk/Return Summary: Investments,
    Risks, and Performance.............   What risks are involved?
                                          What can the Funds Invest In?
                                          What else do I need to know before
investing?
                                          How have the Funds performed?

3. Risk/Return Summary: Fee Table.....    What Fees and Expenses do I pay?

4. Investment Objectives, Principal
    Investment Strategies, and
    Related Risks.....................    What are the Funds' Investment
Strategy?
                                          What Risks are Involved?

5. Management's Discussion
    of Fund Performance...............    Not Applicable

6. Management, Organization, and
    Capital Structure.................    How are the Funds Set Up?
                                          Who Runs the Funds?

7. Shareholder Information............    What Else do I Need to Know Before
Investing?
                                          How Can I Reach the Funds?

8. Distribution Arrangements..........    How are the Funds Set Up?
                                          How do I Purchase Shares?

9. Financial Highlights Information...    How Have the Funds Performed?

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                         Texas Capital Value Funds, Inc.

                             CROSS REFERENCE SHEET

                                     PART B
                                     ------

FORM N-1A ITEM NO.                        SECTION IN STATEMENT OF ADDITIONAL
                                          INFORMATION

10. Cover Page and Table of Contents....  Same

11. Fund History........................  Fund History

12. Description of the Fund and
     Its Investments and Risks..........  Investment Objective and Policies

13. Management of the Fund..............  Investment Advisor
                                          Directors and Officers

14. Control Persons and Principal
     Holders of Securities..............  Principal Holders of Securities

15. Investment Advisory and
     Other Services.....................  Directors and Officers
                                          Investment Advisor
                                          Service Providers

16. Brokerage Allocation and
     Other Practices....................  Brokerage

17. Capital Stock and
     Other Securities...................  Voting
                                          Fund History

18. Purchase, Redemption, and
     Pricing of Shares..................  Purchase and Redemption of Shares
                                          Net Asset Value


19. Taxation of the Fund................  Tax Status

20. Underwriters........................  Distribution of the Funds

21. Calculation of Performance Data.....  Performance Information

22. Financial Statements................  Cover Page

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